Securities (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Amortized cost and fair value of securities by contractual maturity
Held for Investment, Amortized Cost, Due in less than one year	$ 0
Held for Investment, Fair Value, Due in less than one year	0
Available for Sale Amortized Cost, Due in less than one year	1,700
Available for Sale, Fair Value, Due in less than one year	1,707
Held for Investment, Amortized Cost, Due after one year through five years	377
Held for Investment, Fair Value, Due after one year through five years	377
Available for Sale, Amortized Cost, Due after one year through five years	441
Available for Sale, Fair Value, Due after one year through five years	468
Held for Investment, Amortized Cost, Due after five years through ten years	948
Held for Investment, Fair Value, Due after five years through ten years	1,033
Available for Sale, Amortized Cost, Due after five years through ten years	406
Available for Sale, Fair Value, Due after five years through ten years	430
Held for Investment, Amortized Cost, Due after ten years	5,028
Held for Investment, Fair Value, Due after ten years	5,677
Available for Sale, Amortized Cost, Due after ten years	0
Available for Sale, Fair Value, Due after ten years	0
Held for Investment, Amortized Cost, Total	6,353
Held for Investment, Fair Value, Total	7,087
Available for Sale, Amortized Cost, Total	2,547
Available for Sale, Fair Value, Total	2,605
Gross Amortized Cost, Held for Investment Securities	13,818	19,977
Fair value, Held for Investment Securities	14,542	20,487
Gross Amortized Cost, Available for Sale	637,940	639,847
Fair Value, Available for Sale	643,050	648,362
Mortgage-backed securities of U.S Government Sponsored Entities [Member]
Amortized cost and fair value of securities by contractual maturity
Gross Amortized Cost, Held for Investment Securities	0
Fair value, Held for Investment Securities	0
Gross Amortized Cost, Available for Sale	186,404	135,665
Fair Value, Available for Sale	189,255	138,447
Collateralized mortgage obligations of U.S. Government Sponsored Entities [Member]
Amortized cost and fair value of securities by contractual maturity
Gross Amortized Cost, Held for Investment Securities	4,687	10,475
Fair value, Held for Investment Securities	4,595	10,339
Gross Amortized Cost, Available for Sale	352,731	428,139
Fair Value, Available for Sale	354,259	436,934
Private collateralized mortgage obligations [Member]
Amortized cost and fair value of securities by contractual maturity
Gross Amortized Cost, Held for Investment Securities	1,278	1,840
Fair value, Held for Investment Securities	1,311	1,880
Gross Amortized Cost, Available for Sale	96,258	73,247
Fair Value, Available for Sale	96,931	70,090
No contractual maturity [Member]
Amortized cost and fair value of securities by contractual maturity
Gross Amortized Cost, Held for Investment Securities	1,500
Fair value, Held for Investment Securities	1,549
Gross Amortized Cost, Available for Sale	0
Fair Value, Available for Sale	$ 0